Prepayments, Deposits and Other Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Allowance For Credit Losses [Abstract]
Beginning balance	$ 548,248	$ 281,694
Provision for credit losses	127,701	9,065,372
Written-off	(127,701)	(8,787,174)
Foreign currency translation adjustments	10,386	(11,644)
Ending balance	$ 558,634	$ 548,248